Annual Total Returns (Vanguard Growth Index Fund - Institutional Shares Institutional) (Vanguard Growth Index Fund, Vanguard Growth Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Growth Index Fund | Vanguard Growth Index Fund - Institutional Shares
Annual Total Return
2012	17.04%
2011	1.89%
2010	17.17%
2009	36.50%
2008	(38.19%)
2007	12.73%
2006	9.16%
2005	5.24%
2004	7.34%
2003	26.09%